Commitments and contingent liabilities - Additional information (Details) £ in Thousands			3 Months Ended		9 Months Ended
	Oct. 05, 2021 USD ($)	Aug. 17, 2021 GBP (£)	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments outstanding			£ 26		£ 26
Grant income			180	£ 218	379	£ 1,211
Professional fees expense, net			21,300
Professional fees associated with the Company's proposed business combination			16,298	£ 0	16,298	£ 0
Professional fees accrued			13,000		13,000
Estimated cash payment due from business combination			10,900		10,900
Exscientia GmbH
Disclosure of attribution of expenses by nature to their function [line items]
Grant income		£ 2,485
Borrowings		£ 353
Gates Foundation
Disclosure of attribution of expenses by nature to their function [line items]
Commitment | $	$ 70,000,000
Commitment, term	4 years
Commitment costs incurred			11,903		11,903		£ 9,697
Commitments outstanding			£ 39,583		£ 39,583		£ 41,789